UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  October 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MONEY MARKET FUND - 1ST QUARTER REPORT -
PERIOD ENDED October 31, 2005

[LOGO OF USAA]
   USAA(R)

                               USAA MONEY
                                     MARKET Fund

                                  [GRAPHIC OF USAA MONEY MARKET FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA MONEY MARKET FUND
OCTOBER 31, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of bonds, notes, and certificates of deposit. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

         REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

              CD          Certificate of Deposit

              COP         Certificate of Participation

              GO          General Obligation

              IDA         Industrial Development Authority/Agency

              IDB         Industrial Development Board

              IDRB        Industrial Development Revenue Bond

              MFH         Multifamily Housing

              MLO         Municipal Lease Obligation

              MTN         Medium-Term Note

              RB          Revenue Bond
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                   (continued)

USAA MONEY MARKET FUND
OCTOBER 31, 2005 (UNAUDITED)

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LDA) Interest payments are guaranteed by a bank letter of credit and principal payments are guaranteed by a bank deposit account.

              (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from one of the following companies: General Electric Co. or New York State GO.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies:
                     AmSouth Bank, N.A., Citizens Bank, JPMorgan Chase Bank, N.A., or Wachovia Bank, N.A.

              (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Assured Guaranty Corp., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                       COUPON OR                        MARKET
   AMOUNT    SECURITY                                                       DISCOUNT RATE        MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (15.2%)

             CONSUMER FINANCE (0.8%)
  $15,120    Caterpillar Financial Services Corp., MTN, Series F                     5.95%     12/01/2005    $   15,158
   15,000    HSBC Finance Corp., MTN                                                 3.38       2/21/2006        14,980
                                                                                                             ----------
                                                                                                                 30,138
                                                                                                             ----------
             DIVERSIFIED BANKS (8.9%)
   25,000    Associated Bank, CD                                                     3.69      11/04/2005        25,000
   20,000    Associated Bank, CD                                                     3.84      11/22/2005        20,000
   30,000    Associated Bank, CD                                                     3.93      12/05/2005        30,000
   25,000    Associated Bank, CD                                                     4.12       2/02/2006        25,000
   25,000    Bank of America, N.A., Bank Notes                                       3.70      11/08/2005        25,000
   10,800    Bank of America, N.A., Bank Notes                                       4.05      11/15/2005        10,800
   25,000    Bank of Tokyo-Mitsubishi, Ltd., Yankee CD (Japan)                       3.90      11/14/2005        25,000
   25,000    Barclays Bank Plc New York Branch Institutional, Yankee CD
                (United Kingdom)                                                     3.76      11/18/2005        25,000
   25,000    Barclays Bank Plc New York Branch Institutional, Yankee CD
                (United Kingdom)                                                     3.92      11/28/2005        25,000
   25,000    Barclays Bank Plc New York Branch Institutional, Yankee CD
                (United Kingdom)                                                     3.94      12/06/2005        25,000
   20,000    CIBC, Yankee CD (Canada)                                                4.51      10/13/2006        20,001
   25,000    Compass Bank, CD                                                        3.25       1/27/2006        25,000
   25,000    First Tennessee Bank, CD                                                4.16       2/10/2006        25,000
   25,000    Marshall & Ilsley Bank, CD                                              4.11       1/17/2006        25,000
                                                                                                             ----------
                                                                                                                330,801
                                                                                                             ----------
             ELECTRIC UTILITIES (0.5%)
    8,250    Alabama Power Co., Senior Notes, Series H                               5.49      11/01/2005         8,250
   10,000    Florida Power & Light Company, 1st Mortgage Bonds                       6.88      12/01/2005        10,022
                                                                                                             ----------
                                                                                                                 18,272
                                                                                                             ----------
             GENERAL OBLIGATION (0.2%)
    7,900    Commonwealth of Massachusetts, GO, Series D                             4.25       7/01/2006         7,889
                                                                                                             ----------
             MANAGED HEALTH CARE (1.1%)
   42,000    UnitedHealth Group Inc., Notes                                          7.50      11/15/2005        42,055
                                                                                                             ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   23,500    Citigroup, Inc., Notes                                                  6.75      12/01/2005        23,572
                                                                                                             ----------
             REGIONAL BANKS (2.4%)
   50,000    Southwest Bank St. Louis, CD                                            3.82      11/03/2005        50,000
   20,000    Wilmington Trust Co., CD                                                3.97      12/09/2005        20,000
   20,000    Wilmington Trust Co., CD                                                4.08       1/09/2006        20,000
                                                                                                             ----------
                                                                                                                 90,000
                                                                                                             ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.3%)
   11,305    New York State Urban Development Corp.,
                State Personal Income Tax RB, Series 2004B-3                         3.15      12/15/2005        11,305
                                                                                                             ----------
             SPECIALIZED FINANCE (0.3%)
   11,885    CIT Group, Inc., Senior Notes                                           6.50       2/07/2006        11,976
                                                                                                             ----------
             Total fixed-rate instruments (cost: $566,008)                                                      566,008
                                                                                                             ----------

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                       COUPON OR                        MARKET
   AMOUNT    SECURITY                                                       DISCOUNT RATE        MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------
             COMMERCIAL PAPER (15.9%)

             ASSET-BACKED FINANCING (9.5%)
  $35,000    Bavaria TRR Corp.(a,b)                                                  4.05%     11/04/2005    $   34,988
   39,900    Bavaria TRR Corp.(a,b)                                                  4.07      11/21/2005        39,810
   15,000    Check Point Charlie, Inc.(a,b)                                          3.73      11/07/2005        14,991
   10,281    Check Point Charlie, Inc.(a,b)                                          3.73      11/10/2005        10,271
   15,775    Check Point Charlie, Inc.(a,b)                                          4.05      11/21/2005        15,740
   10,000    Check Point Charlie, Inc.(a,b)                                          3.95      11/28/2005         9,970
   12,000    Check Point Charlie, Inc.(a,b)                                          4.10       1/17/2006        11,895
   23,869    Cooperative Associates Tractor Dealers, Series A                        4.08      11/03/2005        23,864
   15,300    Cooperative Associates Tractor Dealers, Series A                        3.96       1/27/2006        15,153
   20,000    Lockhart Funding LLC(a,b)                                               3.70      11/07/2005        19,988
   12,000    Lockhart Funding LLC(a,b)                                               3.82      11/08/2005        11,991
   15,000    Lockhart Funding LLC(a,b)                                               3.87      11/10/2005        14,985
   13,110    Lockhart Funding LLC(a,b)                                               3.74      11/14/2005        13,092
   15,000    Lockhart Funding LLC(a,b)                                               3.88      11/16/2005        14,976
   15,000    Lockhart Funding LLC(a,b)                                               3.90      11/29/2005        14,955
   10,000    Lockhart Funding LLC(a,b)                                               3.92      12/02/2005         9,966
   10,000    Lockhart Funding LLC(a,b)                                               4.05      12/06/2005         9,961
   12,000    Sunbelt Funding Corp.(a,b)                                              3.81      11/07/2005        11,992
   15,099    Sunbelt Funding Corp.(a,b)                                              3.93      12/02/2005        15,048
   20,000    Sunbelt Funding Corp.(a,b)                                              3.93      12/07/2005        19,921
   21,151    Sunbelt Funding Corp.(a,b)                                              3.95      12/09/2005        21,063
                                                                                                             ----------
                                                                                                                354,620
                                                                                                             ----------
             AUTO PARTS & EQUIPMENT (2.0%)
   75,000    Johnson Controls Inc.(a,b)                                              4.04      11/01/2005        75,000
                                                                                                             ----------
             DIVERSIFIED BANKS (2.0%)
   25,000    Gotham Funding Corp.(a,b)                                               3.71      11/01/2005        25,000
   35,000    Gotham Funding Corp.(a,b)                                               4.06      11/09/2005        34,968
   15,000    Gotham Funding Corp.(a,b)                                               3.92      12/05/2005        14,945
                                                                                                             ----------
                                                                                                                 74,913
                                                                                                             ----------
             ELECTRIC UTILITIES (0.8%)
   10,000    Georgia Transmission Corp.(a,b)                                         3.96      11/21/2005         9,978
   20,000    Georgia Transmission Corp.(a,b)                                         3.95      12/08/2005        19,919
                                                                                                             ----------
                                                                                                                 29,897
                                                                                                             ----------
             ELECTRIC/GAS UTILITY (0.6%)
   21,747    New York Power Auth., Series 3                                          3.73      11/09/2005        21,729
                                                                                                             ----------
             HEALTH CARE FACILITIES (0.6%)
    1,667    Medical Building Funding IV, LLC (LOC - KBC Bank N.V.)                  4.09      11/14/2005         1,664
   20,000    Trinity Health Corp.                                                    3.83      11/03/2005        19,996
                                                                                                             ----------
                                                                                                                 21,660
                                                                                                             ----------
             MUNICIPAL FINANCE (0.4%)
   15,000    New York Job Development Auth., Series H (NBGA)                         3.69      11/02/2005        14,998
                                                                                                             ----------
             Total commercial paper (cost: $592,817)                                                            592,817
                                                                                                             ----------
             PUT BONDS (4.3%)

             AUTOMOBILE MANUFACTURERS (0.4%)
   15,000    BMW US Capital, LLC, Notes(b)                                           4.15       6/07/2016        15,029
                                                                                                             ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                       COUPON OR                        MARKET
   AMOUNT    SECURITY                                                       DISCOUNT RATE        MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED BANKS (0.8%)
  $30,000    Marshall & Ilsley Bank, Notes                                           5.21%     12/15/2016    $   30,081
                                                                                                             ----------
             INTEGRATED OIL & GAS (1.0%)
   12,000    California Pollution Control Financing Auth.
                Environmental Improvement RB, Series 1997(b)                         3.70      12/01/2032        12,000
   12,000    California Pollution Control Financing Auth.
                Environmental Improvement RB, Series 1997(b)                         3.86      12/01/2032        12,000
   14,000    California Pollution Control Financing Auth.
                Environmental Improvement RB, Series 1997(b)                         3.89      12/01/2032        14,000
                                                                                                             ----------
                                                                                                                 38,000
                                                                                                             ----------
             OIL & GAS REFINING & MARKETING (2.1%)
   25,000    Harris County, TX, Industrial Development Corp., RB,
                Series 1995(b)                                                       3.75       3/01/2023        25,000
   13,496    Harris County, TX, Industrial Development Corp., RB,
                Series 1995(b)                                                       4.00       3/01/2023        13,496
   20,000    IDB of the Parish of Calcasieu, LA, Inc., Environmental RB,
                Series 1996 (LOC - BNP Paribas)                                      3.74       7/01/2026        20,000
   18,085    IDB of the Parish of Calcasieu, LA, Inc., Environmental RB,
                Series 1996 (LOC - BNP Paribas)                                      3.86       7/01/2026        18,085
                                                                                                             ----------
                                                                                                                 76,581
                                                                                                             ----------
             Total put bonds (cost: $159,691)                                                                   159,691
                                                                                                             ----------
             VARIABLE-RATE DEMAND NOTES (42.0%)

             AGRICULTURAL PRODUCTS (1.9%)
   34,350    Louisiana Agricultural Finance Auth., RB,
                Series 2004 (LOC - Hibernia National Bank)                           4.20       9/15/2015        34,350
   25,000    Lozinski Ventures, LLC, Redeemable Securities,
                Series 2005 (LDA - AmSouth Bank, N.A., Regions Bank)(b)              4.25       6/01/2035        25,000
   11,670    Mississippi Business Finance Corp., RB, Series 2002
                (LOC - Regions Bank)                                                 4.07       4/01/2012        11,670
                                                                                                             ----------
                                                                                                                 71,020
                                                                                                             ----------
             AIRPORT SERVICES (0.0%)(e)
    1,190    Shawnee, KS, Private Activity RB,
                Series 1997 (LOC - JPMorgan Chase Bank, N.A.)                        4.05      12/01/2012         1,190
                                                                                                             ----------
             AIRPORT/PORT (0.3%)
   11,800    Tulsa, OK, Airport Improvement Trust, RB
                (LOC - JPMorgan Chase Bank, N.A.)                                    4.08       6/01/2023        11,800
                                                                                                             ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    7,045    St. Charles Parish, LA, RB, Series 2002
                (LOC - Federal Home Loan Bank of Dallas)                             4.42       9/01/2024         7,045
                                                                                                             ----------
             ASSET-BACKED FINANCING (1.6%)
   10,695    Capital One Funding Corp., Notes,
                Series 1996E (LOC - JPMorgan Chase Bank, N.A.)                       4.05       7/02/2018        10,695
    5,950    Cornerstone Funding Corp. I, Notes, Series 2000B
                (LOC - Fifth Third Bank)                                             4.15       1/01/2021         5,950
   10,049    Cornerstone Funding Corp. I, Notes, Series 2001D
                (LOC - Fifth Third Bank)                                             4.10       1/01/2022        10,049
    4,029    Cornerstone Funding Corp. I, Notes, Series 2003G
                (LOC - Huntington National Bank)                                     4.30       1/01/2024         4,029
   15,196    Cornerstone Funding Corp. I, Notes, Series 2001B
                (LOC - Fifth Third Bank)                                             4.10       9/01/2026        15,196
   12,929    Cornerstone Funding Corp. I, Notes, Series 2004A
                (LOC - Fifth Third Bank)                                             4.10       6/01/2029        12,929
                                                                                                             ----------
                                                                                                                 58,848
                                                                                                             ----------

6

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                       COUPON OR                        MARKET
   AMOUNT    SECURITY                                                       DISCOUNT RATE        MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------
             AUTO PARTS & EQUIPMENT (1.0%)
  $15,000    Alabama IDA, RB (LOC - Barclays Bank plc)                               4.44%     10/01/2019    $   15,000
   10,240    Bardstown, KY, RB, Series 1994
                (LOC - Deutsche Bank Trust Co.)                                      4.17       6/01/2024        10,240
   11,275    Bardstown, KY, RB, Series 1995
                (LOC - Deutsche Bank Trust Co.)                                      4.17       3/01/2025        11,275
                                                                                                             ----------
                                                                                                                 36,515
                                                                                                             ----------
             AUTOMOTIVE RETAIL (0.3%)
    7,380    C-MEK Realty, LLC, Taxable Variable Rate Bonds,
                Series 2002 (LOC - Bank of North Georgia)                            4.22      12/01/2022         7,380
    4,720    Germain Properties of Columbus, Inc., Option
                Notes (LOC - JPMorgan Chase Bank, N.A.)                              4.09       3/01/2031         4,720
                                                                                                             ----------
                                                                                                                 12,100
                                                                                                             ----------
             BROADCASTING & CABLE TV (0.5%)
   17,400    New Jersey Economic Development Auth., RB,
                Series 1997A (NBGA)(b)                                               3.84      10/01/2021        17,400
                                                                                                             ----------
             BUILDINGS (0.5%)
    8,500    Downtown Marietta Development Auth., GA, RB,
                Series 1996B (LIQ)                                                   4.13       7/01/2021         8,500
    8,745    Greenville, SC, Memorial Auditorium District Public
                Facilities, COP (MLO), Series 1996C
                (LOC - Bank of America, N.A.)                                        4.13       9/01/2017         8,745
                                                                                                             ----------
                                                                                                                 17,245
                                                                                                             ----------
             CASINOS & GAMING (1.7%)
   21,000    Detroit, MI, Economic Development Corp., RB,
                Series 1999A (LOC - Bank of America, N.A.)                           4.12       5/01/2009        21,000
   41,830    Detroit, MI, Economic Development Corp., RB,
                Series 1999C (LOC - Key Bank, N.A.)                                  4.24       5/01/2009        41,830
                                                                                                             ----------
                                                                                                                 62,830
                                                                                                             ----------
             COMMUNITY SERVICE (0.2%)
    6,000    Roman Catholic Diocese of Raleigh, NC, Notes,
                Series A (LOC - Bank of America, N.A.)                               4.12       6/01/2018         6,000
                                                                                                             ----------
             CONSTRUCTION & ENGINEERING (0.7%)
   23,325    Dynetics, Inc., Variable/Fixed-Rate Promissory Notes,
                Series 2004 (LOC - Compass Bank)                                     4.04      12/01/2026        23,325
    2,545    Liliha Parking Co., LP, RB, Series 1994
                (LOC - First Hawaiian Bank)                                          4.57       8/01/2024         2,545
                                                                                                             ----------
                                                                                                                 25,870
                                                                                                             ----------
             DEPARTMENT STORES (0.8%)
   31,320    Belk, Inc., RB, Series 1998 (LOC - Wachovia Bank, N.A.)                 4.09       7/01/2008        31,320
                                                                                                             ----------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.2%)
    5,680    Variable Rate Taxable Demand Notes,
                Series 1999 (LOC - FirstMerit Bank, N.A.)                            4.08       4/01/2020         5,680
                                                                                                             ----------
             DIVERSIFIED METALS & MINING (0.6%)
   12,000    Prince Metal Stamping USA, Inc., Variable/Term Rate Notes,
                Series 2004 (LOC - Bank of Nova Scotia)                              4.04       3/01/2024        12,000
    8,735    Webster, KY, Taxable Variable Rate Demand Industrial RB,
                Series 2004 (LOC - Regions Bank)                                     4.03      11/01/2024         8,735
                                                                                                             ----------
                                                                                                                 20,735
                                                                                                             ----------
             EDUCATION (1.1%)
   10,260    Massachusetts Development Finance Agency, RB,
                Series 2005B (INS)(LIQ)                                              4.17       7/01/2014        10,260
   15,000    Pepperdine Univ., Bonds, Series 2002B                                   4.17       8/01/2037        15,000
    4,050    Rockland County, NY, IDA Civic Facility RB,
                Series 2004B (LOC - Commerce Bank, N.A.)                             4.17       5/01/2034         4,050

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                       COUPON OR                        MARKET
   AMOUNT    SECURITY                                                       DISCOUNT RATE        MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------
  $ 6,500    Savannah College of Art and Design, Inc., RB,
                Series 2004 (LOC - Bank of America, N.A.)                            4.07%      4/01/2024    $    6,500
    5,700    Univ. of Alabama, General RB, Series 2004-B (INS)(LIQ)                  4.07       7/01/2009         5,700
                                                                                                             ----------
                                                                                                                 41,510
                                                                                                             ----------
             EDUCATIONAL SERVICES (0.2%)
    7,000    Glendale, AZ, IDA RB, Series 2005A (LOC - Bank of New York)             4.00       7/01/2035         7,000
                                                                                                             ----------
             ELECTRIC/GAS UTILITY (1.0%)
   23,735    Municipal Gas Auth. of Georgia, RB, Series 2003A
                (LOC - Bayerische Landesbank, JPMorgan Chase Bank,
                Wachovia Bank, N.A.)                                                 4.10       2/01/2015        23,735
   13,240    Southeast Alabama Gas District, General System RB,
                Series 2003A (INS)(LIQ)                                              4.04       6/01/2023        13,240
                                                                                                             ----------
                                                                                                                 36,975
                                                                                                             ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
   21,000    Amerivest Financial, LLC, Trust Redeemable Securities,
                Series 2004 (LDA - AmSouth Bank, N.A.,
                Wachovia Bank, N.A.)(b)                                              4.20       6/01/2014        21,000
                                                                                                             ----------
             FOOD DISTRIBUTORS (1.9%)
   12,100    Classic City Beverages, LLC, Taxable Variable Rate Bonds,
                Series 2003 (LOC - Columbus Bank & Trust Co.)                        4.07       8/01/2018        12,100
   26,000    Henry County, GA, Development Auth., RB,
                Series 2004 (LOC - Columbus Bank & Trust Co.)                        4.07       8/01/2029        26,000
    9,000    Jackson Beverages, LLC, Taxable Variable Rate Bonds,
                Series 2005 (LOC - Columbus Bank & Trust Co.)                        4.07       2/01/2020         9,000
   10,250    Macon Beverage Co., LLC, Taxable Variable Rate Bonds,
                Series 2004 (LOC - Columbus Bank & Trust Co.)                        4.07       4/01/2019        10,250
   13,900    North Georgia Distributing Co., LLC, Taxable Variable
                Rate Bonds, Series 2003 (LOC - Columbus Bank & Trust Co.)            4.07       8/01/2018        13,900
                                                                                                             ----------
                                                                                                                 71,250
                                                                                                             ----------
             FOREST PRODUCTS (0.5%)
   20,000    Gulf States Paper Corp., Demand Bonds, Series 1998
                (LOC - Bank of America, N.A.)                                        4.00      11/01/2018        20,000
                                                                                                             ----------
             HEALTH CARE FACILITIES (3.1%)
   17,640    Bronson Lifestyle Improvement & Research Center, Notes,
                Series A (LOC - Fifth Third Bank)                                    4.03       9/01/2030        17,640
    8,180    California Statewide Communities Development Auth., RB,
                Series 2002-B (LOC - Allied Irish Banks plc)                         4.12      11/15/2042         8,180
    6,200    Centrastate Medical Arts Building, LLC, Demand Bonds,
                Series 2000 (LOC - Commerce Bank, N.A.)                              4.22      12/01/2025         6,200
   15,000    Chestnut Hill Benevolent Association, RB,
                Taxable Variable Rate Demand Bonds,
                Series 2005 (LOC - Banknorth, N.A.)                                  4.19       2/01/2035        15,000
    6,880    Crystal Clinic, Notes, Series 2000
                (LOC - FirstMerit Bank, N.A.)                                        4.08       4/01/2020         6,880
   14,355    Infirmary Health Systems Special Care, RB,
                Series 2000B (LOC - Regions Bank)                                    4.07       1/01/2024        14,355
   11,570    Louisiana Public Facilities Auth., RB, Series 2002D
                (LOC - Hibernia National Bank)                                       4.42       7/01/2028        11,570
    7,160    MCE MOB IV LP, Demand Notes, Series 2002
                (LOC - National City Bank)                                           4.03       8/01/2022         7,160
    6,900    Palmetto NW, LLC, Secured Promissory Notes
                (LOC - National Bank of South Carolina)                              4.13       5/01/2029         6,900
   11,400    Pensacola POB, Inc., Bonds, Series 1990
                (LOC - AmSouth Bank, N.A.)                                           4.05      10/01/2015        11,400
    9,000    Sprenger Enterprises, Floating-Rate Option Notes
                (LOC - JPMorgan Chase Bank, N.A.)                                    4.05      10/01/2035         9,000
                                                                                                             ----------
                                                                                                                114,285
                                                                                                             ----------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                       COUPON OR                        MARKET
   AMOUNT    SECURITY                                                       DISCOUNT RATE        MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------
             HEALTH CARE SERVICES (0.1%)
  $ 3,300    University Hospitals Trust RB, Taxable Series 2005B
                (LOC - Bank of America, N.A.)                                        4.00%      8/15/2021    $    3,300
                                                                                                             ----------
             HEAVY ELECTRICAL EQUIPMENT (0.5%)
   20,000    Mississippi Business Finance Corp., IDRB, Series 2005
                (LOC - AmSouth Bank, N.A.)                                           4.07       4/01/2020        20,000
                                                                                                             ----------
             HOME FURNISHINGS (0.5%)
    4,000    Bernalillo County, NM, Industrial RB, Series 2005A
                (LOC - Bank of America, N.A.)                                        3.95       9/01/2030         4,000
    5,500    Caddo Parrish, LA, IDB, IDRB, Series 2004
                (LOC - Hibernia National Bank)                                       4.32       7/01/2024         5,500
   10,100    Standard Furniture Manufacturing Co., Inc., Promissory Notes,
                Series 2002 (LOC - AmSouth Bank, N.A.)                               4.16       9/01/2014        10,100
                                                                                                             ----------
                                                                                                                 19,600
                                                                                                             ----------
             HOME IMPROVEMENT RETAIL (0.2%)
    9,000    Brookhaven, NY, IDA, Taxable Intercounty Associates, RB
                (LOC - North Fork Bank)                                              4.37       1/01/2025         9,000
                                                                                                             ----------
             HOSPITAL (0.4%)
   15,100    Indiana Health Facility Financing Auth., RB, Series 1999B
                (LOC - Bank of America, N.A.)                                        4.12       1/01/2019        15,100
                                                                                                             ----------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
    8,025    Alprion, LLC, Demand Bonds, Series 2004
                (LOC - Federal Home Loan Bank of Topeka)                             4.13      10/01/2034         8,025
                                                                                                             ----------
             HOUSEHOLD APPLIANCES (0.3%)
   12,000    Mississippi Business Finance Corp., IDRB, Series 2000
                (LOC - Bank of America, N.A.)                                        4.14       6/01/2015        12,000
                                                                                                             ----------
             INDUSTRIAL CONGLOMERATES (0.4%)
   14,000    Mississippi Business Finance Corp., IDRB, Series 1998(b)                3.84       2/01/2023        14,000
                                                                                                             ----------
             INDUSTRIAL GASES (0.1%)
    5,000    Sandhill Group, LLC, Option Notes, Series 2003
                (LOC - Regions Bank)                                                 4.10      12/01/2013         5,000
                                                                                                             ----------
             INDUSTRIAL MACHINERY (1.2%)
   25,000    Hampton Hydraulics, LLC, Promissory Notes, Series 2003
                (LOC - AmSouth Bank, N.A.)                                           4.12       4/01/2013        25,000
    9,975    Savannah, GA, Economic Development Auth., RB,
                Series 1998 (LOC - Wachovia Bank, N.A.)                              4.07       6/01/2018         9,975
   10,815    Sterling Pipe & Tube, Inc., Notes, Series 2000
                (LOC - National City Bank)                                           4.08      11/01/2012        10,815
                                                                                                             ----------
                                                                                                                 45,790
                                                                                                             ----------
             LEISURE FACILITIES (3.7%)
    8,000    Bloomingdale Life Time Fitness, LLC, RB,
                Series 2000 (LOC - JPMorgan Chase Bank, N.A.)                        4.04       1/01/2020         8,000
    4,894    Cornerstone Funding Corp. I, Notes, Series 2003D
                (LOC - Wells Fargo Bank, N.A.)                                       4.07       7/01/2024         4,894
    4,000    Cornerstone Funding Corp. I, Notes, Series 2003I
                (LOC - Fifth Third Bank)                                             4.15       8/01/2025         4,000
   12,000    First Assembly of God, Taxable Variable Rate Demand Bonds,
                Series 2004 (LOC - Regions Bank)                                     4.07      12/01/2029        12,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                       COUPON OR                        MARKET
   AMOUNT    SECURITY                                                       DISCOUNT RATE        MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------
  $ 8,150    First Church of God, Notes, Series 2002
                (LOC - Huntington National Bank)                                     4.20%     10/03/2022    $    8,150
   10,285    Harvest Bible Chapel, Demand RB, Series 2004
                (LOC - Fifth Third Bank)                                             4.00       8/01/2029        10,285
   31,200    Olympic Club, RB, Series 2002 (LOC - Allied Irish Banks plc)            4.11      10/01/2032        31,200
   40,000    Renaissance Prospect Group LLC, Bonds, Taxable Series 2004
                (LDA - AmSouth Bank, N.A., Wachovia Bank, N.A.)(b)                   4.20       7/01/2033        40,000
   17,400    TP Racing, LLP, Floating-Rate Option Notes,
                Series 2000 (LOC - JPMorgan Chase Bank, N.A.)                        4.09       6/01/2030        17,400
                                                                                                             ----------
                                                                                                                135,929
                                                                                                             ----------
             LEISURE PRODUCTS (0.2%)
    7,775    McDuffie County, GA, Development Auth., RB,
                Series 2002 (LOC - Regions Bank)                                     4.07       8/01/2022         7,775
                                                                                                             ----------
             MULTIFAMILY HOUSING (0.4%)
    9,825    Los Angeles, CA, Community Redevelopment Agency MFH, RB,
                Series 2003B (LOC - Bank of America, N.A.)                           4.05      10/15/2038         9,825
    5,300    New York Housing Finance Agency, RB, Series 2005A
                (LOC - Bank of America, N.A.)                                        4.00      11/01/2038         5,300
                                                                                                             ----------
                                                                                                                 15,125
                                                                                                             ----------
             NURSING/CCRC (1.3%)
   20,290    Chestnut Partnership, Bonds,
                Series 1999 (LOC - La Salle National Bank, N.A.)                     4.00       1/01/2029        20,290
    8,490    Cleveland-Cuyahoga County, OH, Port. Auth., RB,
                Series 2005 (LOC - National City Bank)                               4.12      11/15/2035         8,490
    5,065    District of Columbia, RB, Series 2005B
                (LOC - Unicredito Italiano)                                          4.17      10/01/2020         5,065
    5,600    Lincolnwood Funding Corp., RB, Series 1995A
                (LOC - Wachovia Bank, N.A.)                                          4.14       8/01/2015         5,600
    7,185    Terre Haute, IN, RB, Series 2002D
                (LOC - Huntington National Bank)                                     4.32       8/01/2032         7,185
                                                                                                             ----------
                                                                                                                 46,630
                                                                                                             ----------
             PACKAGED FOODS & MEAT (0.1%)
    3,820    Atlanta Bread Co. International, Inc., Notes
                (LOC - Columbus Bank & Trust Co.)                                    4.13       9/01/2023         3,820
                                                                                                             ----------
             PAPER PRODUCTS (0.4%)
   10,385    Bancroft Bag, Inc., Notes (LOC - JPMorgan Chase Bank, N.A.)             4.09       6/01/2035        10,385
    4,135    Mac Papers, Inc., Demand Bonds, Series 1995
                (LOC - Wachovia Bank, N.A.)                                          4.09       8/03/2015         4,135
                                                                                                             ----------
                                                                                                                 14,520
                                                                                                             ----------
             PROPERTY & CASUALTY INSURANCE (1.9%)
   70,000    Alfa Corp., Promissory Notes, Series 2002(b)                            4.26       6/01/2017        70,000
                                                                                                             ----------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (9.3%)
    3,602    Baron Investments, Ltd., Notes, Series 2004
                (LOC - Federal Home Loan Bank of Dallas)                             4.14      10/01/2024         3,602
   12,085    BBN Holdings, LLC, Demand Notes, Series 2004
                (LOC - AmSouth Bank, N.A.)                                           4.16       6/01/2029        12,085
    3,940    CAH Holdings, Inc., Notes, Series 2003
                (LOC - First Commercial Bank)                                        4.28       8/01/2028         3,940
   10,500    Cornerstone Funding Corp. I, Notes, Series 2000C
                (LOC - Deutsche Bank Trust Co.)                                      4.10      12/01/2020        10,500
    2,909    Cornerstone Funding Corp. I, Notes, Series 2004E
                (LOC - Charter One Bank)                                             4.15       1/01/2030         2,909
   12,805    Dellagnese Properties LLC, Demand Notes, Series 2000
                (LOC - FirstMerit Bank, N.A.)                                        4.08      11/01/2025        12,805
    5,895    Dennis E. Eash and Florida O. Eash, Taxable Floating-Rate
                Bonds, Series 2005 (LOC - Hancock Bank)                              4.24       4/01/2025         5,895

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                       COUPON OR                        MARKET
   AMOUNT    SECURITY                                                       DISCOUNT RATE        MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------
  $30,000    Earthsky Limited, Trust Redeemable Securities, Series 2003A
                (LDA - AmSouth Bank, N.A., Wachovia Bank, N.A.)(b)                   4.30%      9/01/2013    $   30,000
   14,855    Exchange at Hammond LLC, Bonds, Series 2002
                (LOC - Bank of North Georgia)                                        4.17       8/01/2022        14,855
   18,220    Fairway Park Properties LLC, Notes, Series 2001
                (LOC - National City Bank)                                           4.08      10/15/2026        18,220
    8,250    Fiore Capital, LLC, Taxable Variable Rate Demand Notes,
                Series 2005-A (LOC - M&I Marshall & Ilsley Bank)                     4.07       8/01/2045         8,250
    6,860    Houston County, GA, IDA, RB, Series 1997
                (LOC - Wachovia Bank, N.A.)                                          4.10       8/01/2012         6,860
   14,035    JPV Capital, LLC, Notes, Series 2001A
                (LOC - LaSalle Bank Midwest)                                         4.12       7/01/2041        14,035
    5,925    Kederike Financial Group, LLC, Bonds, Series 2002A
                (LOC - Compass Bank)                                                 4.17       7/01/2022         5,925
    8,780    LAM Funding, LLC, Notes, Series A
                (LOC - National City Bank of MI/IL)                                  4.03      12/15/2027         8,780
   24,510    Mayfair at Great Neck, NY, Bonds, Series 1997
                (LOC - Manufacturers & Traders Trust)                                4.07       1/01/2023        24,510
   11,720    Peachtree-Dunwoody Properties, LLC, Demand Bonds,
                Series 2003 (LOC - Bank of North Georgia)                            4.13       3/01/2023        11,720
   18,980    PHF Investments, LLC, Demand Notes, Series 2004A
                (LOC - Associated Bank, N.A.)                                        4.12       6/01/2044        18,980
    9,280    Pierce Memorial Baptist Home, Inc., Bonds,
                Series 1999 (LOC - La Salle National Bank, N.A.)                     4.00      10/01/2028         9,280
    8,760    SBAR-Piperno Co., RB, Series 1998 (LOC - Wachovia Bank, N.A.)           4.09       9/01/2012         8,760
   40,000    Sea Island Co. and Sea Island Coastal Properties, LLC, Notes,
                Series 2003 (LOC - Columbus Bank & Trust Co.)                        4.13       4/01/2023        40,000
   21,490    SF Tarns, LLC, RB, Series 2000 (LOC - LaSalle Bank Midwest)             4.11      12/01/2025        21,490
    7,600    Stice-Hill Holding, L.C., Taxable Variable Rate Bonds,
                Series 2003 (LOC - Hancock Bank of Louisiana)                        4.10      12/01/2023         7,600
   12,305    Thayer Properties, LLC, Bonds, Series 2000
                (LOC - Columbus Bank & Trust Co.)                                    4.07       7/01/2020        12,305
    6,385    Tifton Mall, Inc., Taxable Variable Rate Bonds,
                Series 1996 (LOC - Columbus Bank & Trust Co.)                        4.07       5/01/2026         6,385
   11,600    Wishbone Partners, LLC, Taxable Floating-Rate Option
                Notes (LOC - Huntington National Bank)                               4.15      11/01/2025        11,600
   12,000    WLB, LLC, Bonds, Series 1997
                (LOC - Columbus Bank & Trust Co.)                                    4.07       4/01/2047        12,000
    2,380    Woodland Park Apartments, LLC, Bonds,
                Series 2001 (LOC - Columbus Bank & Trust Co.)                        4.07       6/01/2031         2,380
                                                                                                             ----------
                                                                                                                345,671
                                                                                                             ----------
             REAL ESTATE TAX/FEE (0.2%)
    9,100    Mississippi Development Bank, Special Obligation Bonds,
                Series 2002 (INS)(LIQ)                                               4.12       6/01/2032         9,100
                                                                                                             ----------
             SPECIALTY CHEMICALS (0.2%)
    6,500    Gary, IN, Empowerment Zone Bonds, Series 2000A
                (LOC - Federal Home Loan Bank of Chicago)                            4.15       5/11/2020         6,500
                                                                                                             ----------
             STEEL (0.2%)
    9,370    Indiana Development Finance Auth., RB,
                Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                        3.95       1/01/2009         9,370
                                                                                                             ----------
             TEXTILES (0.3%)
    5,284    Loma Co., LLC, Floating Rate Option Notes
                (LOC - JPMorgan Chase Bank, N.A.)                                    4.05      12/01/2008         5,284
    5,235    Superior Health Linens, Inc. & Superior Health
                Textiles Properties, LLP, Notes, Series 2004
                (LOC - Associated Bank, N.A.)                                        4.37      12/01/2024         5,235
                                                                                                             ----------
                                                                                                                 10,519
                                                                                                             ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                       COUPON OR                        MARKET
   AMOUNT    SECURITY                                                       DISCOUNT RATE        MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------
             TRUCKING (0.2%)
  $ 7,150    Iowa 80 Group Inc., Demand Bonds,
                Series 2003 (LOC - Wells Fargo Bank, N.A.)                           3.97%      6/01/2016    $    7,150
                                                                                                             ----------
             WATER UTILITIES (0.3%)
    9,900    Connecticut Water Co., Debenture Bonds,
                Series 2004 (LOC - Citizens Bank of Rhode Island)                    3.98       1/04/2029         9,900
                                                                                                             ----------
             WATER/SEWER UTILITY (0.5%)
   15,690    Hesperia, CA, Public Financing Auth., RB, Series 1998A
                (LOC - Bank of America, N.A.)                                        4.00       6/01/2026        15,690
    2,800    Kern Water Bank Auth., CA, RB, Series 2003 B
                (LOC - Wells Fargo Bank, N.A.)                                       4.03       7/01/2028         2,800
                                                                                                             ----------
                                                                                                                 18,490
                                                                                                             ----------
             Total variable-rate demand notes (cost: $1,559,932)                                              1,559,932
                                                                                                             ----------
             ADJUSTABLE-RATE NOTES (19.4%)

             ASSET-BACKED FINANCING (1.3%)
   29,400    Descartes Funding Trust, Short-Term Notes
               (acquired 11/15/2004; cost $29,400)(b,c)                              3.97     11/15/2005         29,400
   18,181    RMAC 2004-NS3 plc, Notes(b)                                             3.94      9/12/2006         18,181
                                                                                                             ----------
                                                                                                                 47,581
                                                                                                             ----------
             CONSUMER FINANCE (2.4%)
   20,000    American General Finance Corp., Floating-Rate Notes(b)                  3.97    11/15/2006         20,000
   10,000    HSBC Finance Corp., Floating-Rate Notes                                 4.02    11/24/2006         10,000
   30,000    HSBC Finance Corp., MTN                                                 4.27    10/27/2006         30,018
   30,000    SLM Corp., Floating-Rate Notes(b)                                       3.91    11/02/2006         30,000
                                                                                                            ----------
                                                                                                                90,018
                                                                                                            ----------
             DIVERSIFIED BANKS (5.1%)
   25,000    Macquarie Bank Ltd., Floating-Rate Notes(b)                             4.03    10/26/2006         25,000
   20,000    Northern Rock plc, Floating-Rate Notes, Series C(b)                     3.87    11/03/2006         20,000
   50,000    Northern Rock plc, Senior MTN(b)                                        3.85    10/06/2006         50,000
   75,000    Washington Mutual Bank, FA, Senior Global Notes, Series 5               3.98     5/24/2006         75,000
   10,000    Wells Fargo & Co., Notes                                                3.82    11/03/2006         10,000
   10,000    WestLB AG, Floating-Rate Notes(b)                                       3.95    11/09/2006         10,000
                                                                                                            ----------
                                                                                                               190,000
                                                                                                            ----------
             GAS UTILITIES (1.3%)
   50,000    Baltimore Gas & Electric Co., 1st Refunding Mortgage Bonds              3.87     9/01/2006         50,000
                                                                                                            ----------
             LIFE & HEALTH INSURANCE (1.8%)
   35,000    Premium Asset Trust Certificates, Series 2004-3(b)                      4.10     2/21/2006         35,009
   30,000    Premium Asset Trust Certificates, Series 2001-2(b)                      4.35     3/28/2006         30,041
                                                                                                            ----------
                                                                                                                65,050
                                                                                                            ----------
             MULTI-LINE INSURANCE (0.7%)
   25,000    Oil Insurance Ltd., Floating-Rate Notes
                (acquired 1/11/2005; cost $25,000)(b,c)                              4.12     1/09/2006         25,000
                                                                                                            ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   20,000    General Electric Capital Corp., Floating-Rate MTN, Series A             4.04    11/09/2006         20,000
                                                                                                            ----------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                       COUPON OR                        MARKET
   AMOUNT    SECURITY                                                       DISCOUNT RATE        MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------------
             REGIONAL BANKS (1.3%)
 $ 15,000    Governor and Company of the Bank of Ireland,
                Floating-Rate Extendible Notes (Ireland)(b)                          3.97%     11/17/2006    $   15,000
   15,000    Islandsbanki HF, Extendible Short-Term Notes (Iceland)(b)               4.09      11/22/2006        15,000
   20,000    Natexis Banques Populaires, Floating-Rate Extendible
                Notes (France)(b)                                                    3.95      11/16/2006        20,000
                                                                                                             ----------
                                                                                                                 50,000
                                                                                                             ----------
             SPECIALIZED FINANCE (2.1%)
   23,000    CIT Group, Inc., Global Senior MTN                                      3.95      11/04/2005        23,000
   15,750    CIT Group, Inc., Global Senior MTN                                      4.27       4/19/2006        15,758
   15,000    CIT Group, Inc., Global Senior MTN                                      3.79       5/12/2006        15,000
   23,255    CIT Group, Inc., Global Senior MTN                                      4.11       6/19/2006        23,285
                                                                                                             ----------
                                                                                                                 77,043
                                                                                                             ----------
             THRIFTS & MORTGAGE FINANCE (2.9%)
   20,000    Countrywide Financial Corp., MTN, Series A                              3.99       3/21/2006        19,999
   20,000    Countrywide Financial Corp., MTN, Series A                              3.92       9/13/2006        20,000
   20,000    Countrywide Home Loans, Inc., MTN, Series L                             3.95       2/17/2006        20,003
   10,850    Countrywide Home Loans, Inc., MTN, Series L                             4.24       4/12/2006        10,851
    7,321    Countrywide Home Loans, Inc., MTN, Series L                             4.35       6/02/2006         7,337
   30,000    Countrywide Home Loans, Inc., MTN, Series M                             4.01       8/25/2006        30,022
                                                                                                             ----------
                                                                                                                108,212
                                                                                                             ----------
             Total adjustable-rate notes (cost: $722,904)                                                       722,904
                                                                                                             ----------
             REPURCHASE AGREEMENT (2.7%)
  100,001    UBS Securities LLC, 4.01%, acquired 10/31/2005 and due
                11/01/2005 at $100,001 (collateralized by $99,754 of Freddie
                Mac Notes(d), 5.25% - 5.75%, due 1/15/2006 - 4/15/2008;
                market value $102,001) (cost: $100,001)                                                         100,001
                                                                                                             ----------

             TOTAL INVESTMENTS (COST: $3,701,353)                                                            $3,701,353
                                                                                                             ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
OCTOBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts. Repurchase agreements are valued at cost.

            2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

         B. As of October 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,718,568,000 at October 31, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

        (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

        (c) Security that has been deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The aggregate value of these securities at October 31, 2005, was $54,400,000, which represented 1.5% of the Fund's net assets.

        (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        (e) Represents less than 0.1% of net assets.
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14

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                 Paper
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      [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
           USAA               ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48447-1205                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    DECEMBER 14, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    DECEMBER 16, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    DECEMBER 14, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.